Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information about structured entities [line items]
Assets	¥ 309,203,641	¥ 292,165,070
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	91,871	82,291
Assets transferred to sponsored unconsolidated structured entities	3,456,781	2,008,105
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	1,066,304	997,161
Notional amounts of liquidity and credit enhancement facilities	¥ 1,899,553	¥ 1,732,416